Property, Plant and Equipment, Net	7 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
4.	Property, Plant and Equipment, Net
Property, Plant and Equipment, consisted of the following:

	Depreciable Life	December 31, 2021
	(In years)	(In thousands)
Land	n/a	$1,459
Buildings and improvements	5-40	4,530
Machinery and equipment	3-15	8,453

		14,442
Accumulated depreciation		(7,073)

		$7,369

Depreciation expense for the period from inception (May 19, 2021) to December 31, 2021 was $0.6 million.